Commitments and Contingencies (Details) - Schedule of fair value of the founders shares	12 Months Ended
Mar. 21, 2023 $ / shares
Schedule Of Fair Value Of The Founders Shares Abstract
Share price at grant date (in Dollars per share)	$ 10.15
Risk-free interest rate	4.62%
Remaining life of BlueRiver (assuming the Extended Date)	4 months 13 days
Share price in no De-SPAC scenario (in Dollars per share)	$ 10.39
Probability of transaction	50.00%
Discount rate	5.00%